Short-term provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Provisions
Other provisions	R 3,370	R 649
Short-term portion of long-term provisions	1,197	1,048
Short-term portion of post-retirement benefit obligations	497	505
Total short-term provisions	5,064	R 2,202	R 3,289
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application
Provisions
Other provisions	1,400
Employee related provisions
Provisions
Other provisions	R 950